Deferred Tax	12 Months Ended
Dec. 31, 2024
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Deferred Tax
Note 24: Deferred Tax
The movements of deferred tax assets and liabilities are shown below:

Deferred tax liabilities	Goodwill and Other Identifiable Intangible Assets	Equity Method Investments	Other	Total
December 31, 2022	512	703	57	1,272
Acquisitions	7	-	61	68
(Benefit) expense to income statement - continuing operations	(6)	(400)	21	(385)
Translation and other, net	(6)	(1)	12	5
December 31, 2023	507	302	151	960

Acquisitions	10	-	59	69
Benefit to income statement - continuing operations	(1)	(258)	(58)	(317)
Expense to other comprehensive income	-	-	2	2
Translation and other, net	-	-	(17)	(17)
December 31, 2024	516	44	137	697

Deferred tax assets	Tax Losses and Other Attributes	Goodwill and Other Identifiable Intangible Assets	Employee Benefits and Compensation	Other	Total
December 31, 2022	176	979	185	153	1,493
Acquisitions	12	-	-	5	17
Benefit (expense) to income statement – continuing operations	3	-	(6)	6	3
Expense to equity	-	-	(3)	-	(3)
Translation and other, net	(1)	1	1	-	1
December 31, 2023	190	980	177	164	1,511

Acquisitions	18	-	-	1	19
Benefit (expense) to income statement – continuing operations	323	(113)	5	108	323
Expense to other comprehensive income	-	-	(5)	(1)	(6)
Expense to equity	-	-	(4)	-	(4)
Translation and other, net	(8)	(2)	-	(1)	(11)
December 31, 2024	523	865	173	271	1,832

Net deferred tax asset as of December 31, 2023					551
Net deferred tax asset as of December 31, 2024					1,135
In 2024, the Company recognized $468 million of deferred tax assets relating to new tax legislation enacted in Canada in June 2024. The new legislation reduced the Company’s ability to deduct interest expense against its Canadian taxable income, thereby increasing Canadian taxable profits such that the Company now expects to utilize tax loss carryforwards and other tax attributes. The Company’s Canadian affiliates incurred losses in preceding periods. The Company recalculated these prior year results as if the newly enacted legislation was in place. The Company concluded that its Canadian affiliates would have been profitable for tax purposes and will continue to be profitable based on the new legislation. This profitability supports the recognition of the deferred tax asset.
The estimated recovery period for the deferred tax balances, which is based on the classification of the underlying items in the consolidated statement of financial position, is shown below:

	December 31,
	2024	2023
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	690	957
Deferred tax liabilities to be recovered within 12 months	7	3
Total deferred tax liabilities	697	960

Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	1,744	1,428
Deferred tax assets to be recovered within 12 months	88	83
Total deferred tax assets	1,832	1,511
Net deferred tax asset	1,135	551
Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits and the resolution of uncertain tax positions is probable. The ability to realize these deferred tax benefits is dependent on a number of factors, including the future profitability of operations and the resolution of tax audits in the jurisdictions in which the deferred tax assets arose.
As of December 31, 2024, the following summarizes the Company’s tax losses, certain deductible temporary differences and other tax attributes:

	Carry Forward Loss/ Tax Attributes	Tax Value	Unrecognized Deferred Tax Assets	Net Deferred Tax Assets
Canadian net operating losses	1,752	464	(134)	330
Net operating losses - other jurisdictions	1,840	440	(334)	106
Capital losses	466	117	(108)	9
Investment in subsidiaries	349	85	(85)	-
Other deductible temporary differences	371	96	(19)	77
U.S. state net operating losses (1)	n/m	2	(1)	1
Total	4,778	1,204	(681)	523

(1)	The aggregation of U.S. state net operating losses is not meaningful due to differing combination and apportionment rules in various states.

If not utilized, most of the Canadian tax losses carried forward will expire between 2029 and 2044. Approximately
$921 million of the tax losses carried forward in other jurisdictions expire between 2034 and 2041, and the remainder may be carried forward indefinitely.
No deferred tax is recognized on the temporary differences associated with investments in subsidiaries and equity method investments to the extent that the Company can control the timing and reversal of such differences, or the reversal would not create a tax liability. These temporary differences are primarily attributable to the undistributed earnings of non-Canadian
subsidiaries, which were $12.7 billion as of December 31, 2024 (2023 - $14.4 billion).